Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Anjuke, Inc.) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 02, 2015 CNY (¥)	Mar. 02, 2015 USD ($)	Apr. 20, 2015 CNY (¥)	Apr. 20, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Amortizable intangible assets:
Goodwill					¥ 15,903,677	$ 2,292,587	¥ 15,982,000
Total purchase price comprised of
-Cash consideration			¥ 2,527,095	$ 412,237
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Net assets acquired					39,651
Amortizable intangible assets:
Goodwill					1,341,760
Deferred tax liabilities					(60,659)
Total					1,563,388
Total purchase price comprised of
-Cash consideration	¥ 985,427	$ 160,198			985,427
-Equity consideration					577,961
Total					1,563,388
Anjuke Inc. ("Anjuke") [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets					¥ 59,681
Total purchase price comprised of
Intangible assets, useful live					5 years
Anjuke Inc. ("Anjuke") [Member] | Customer relationship [Member]
Amortizable intangible assets:
Amortizable intangible assets					¥ 14,676
Total purchase price comprised of
Intangible assets, useful live					2 years
Anjuke Inc. ("Anjuke") [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets					¥ 168,279
Total purchase price comprised of
Intangible assets, useful live					10 years